other comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ 65	$ (19)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(127)	115
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(16)	31
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(111)	84
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(46)	65
Accumulated foreign currency translation balance beginning	42	22
Cumulative foreign currency translation adjustment, before tax	113	20
Cumulative foreign currency translation adjustment, net	113	20
Accumulated foreign currency translation balance ending	155	42
Accumulated other comprehensive income balance beginning	119	3
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	3	148
Income tax relating to accumulated other comprehensive income	(13)	32
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	16	116
Accumulated other comprehensive income balance ending	135	119
Item never reclassified to income
Accumulated available-for-sale financial assets balance beginning	12
Change in unrealized fair value of available-for-sale financial assets, before tax	17	13
Other comprehensive income, before tax, gains (losses) from investments in equity instruments	17	13
Income tax related to change in unrealized fair value of available-for-sale financial assets	3	1
Change in measurement of investment financial assets	14	12
Accumulated available-for-sale financial assets balance ending	26	12
Employee defined benefit plans re-measurements, before tax	(421)	(448)
Income tax relating to employee defined benefit plan re-measurements	(109)	(110)
Employee defined benefit plans re-measurements, net	(312)	(338)
Other comp. income, before tax	(418)	(300)
Aggregated income tax relating to components of other comprehensive income	(122)	(78)
Total	(296)	(222)
Attributable to:
Accumulated other comprehensive income	135	119
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(117)	(34)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(5)	10
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	3	(151)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income	(9)	22
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	66	(19)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(120)	117
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(14)	32
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(106)	85
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(40)	66
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	(6)	10
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	(2)	2
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	1	12
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges (gains) losses transferred to net income		3
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(1)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(7)	(2)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(2)	(1)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(5)	(1)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(6)	(1)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance beginning	119
Accumulated other comprehensive income balance ending	117	119
Item never reclassified to income
Total	(314)	(230)
Attributable to:
Accumulated other comprehensive income	117	119
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	18
Item never reclassified to income
Total	18	$ 8
Attributable to:
Accumulated other comprehensive income	$ 18